PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) $ in Thousands	9 Months Ended
	Sep. 30, 2023 USD ($) m²	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Description of annual fee paid by macau government from one to three years	MOP0.75 per square meter
Description of annual fee paid by macau government from one to three years	MOP2.5 per square meter
Area of Land | m²	28,784.3
Depreciation and amortization expenses of property and equipment	$ 110,728	$ 84,520
Studio City Phase 2 project [Member]
Property, Plant and Equipment [Line Items]
Construction in progress, gross	$ 4,966		$ 1,079,112